Shareholder Report, Average Annual Return (Details)		12 Months Ended
	Dec. 06, 2023	Nov. 30, 2024
C000241373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	National Security Emerging Markets Index ETF
Without Sales Load [Member] | C000241373
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%
Alerian National Security Emerging Markets Net Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian National Security Emerging Markets NTR Index
Average Annual Return, Percent		10.25%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		13.24%